Jan. 31, 2024
DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares Prospectus
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Wealth Shares
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.02
Total other expenses	.27
Total annual fund operating expenses	.47
Fee waiver*	(.03)
Total annual fund operating expenses (after fee waiver)	.44

* The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until May 31, 2025, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund's average daily net assets. On or after May 31, 2025, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual undertaking by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Wealth Shares	$45	$148	$260	$589

Principal Investment Strategy

The fund pursues its investment objective by investing only in U.S. Treasury securities, including those with floating or variable rates of interest, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund typically invests exclusively in U.S. Treasury securities.

By investing exclusively in U.S. Treasury securities, income paid by the fund generally will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund's dividend income in their state and locality.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Wealth shares from year to year. The table shows the average annual total returns of the fund's Wealth shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Wealth Shares

Year-by-Year Total Returns as of 12/31 each year (%) Wealth Shares

During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00%

During the periods shown in the chart: Best Quarter Q4, 2023: 1.26% Worst Quarter Q1, 2022: 0.00%
The year-to-date total return of the fund's Wealth shares as of March 31, 2024 was 1.24%.
Average Annual Total Returns as of 12/31/23

Average Annual Total Returns as of 12/31/23
	1 Year	Since Inception (11/16/2020)
Wealth Shares	4.67%	1.87%

For the current yield for Wealth shares, call toll-free 1-800-373-9387 (inside the U.S. only).